SHARE CAPITAL (Details 1)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares yr	Dec. 31, 2019 shares	Dec. 31, 2018 shares
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Warrants, outstanding | shares	93,085,657	15,872,998	20,116,855
Weighted average exercise price, outstanding | $	$ 0.48
Weighted average remaining life, outstanding | yr	2.59
Warrant 1
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	.33
Warrants, outstanding | shares	18,512,659
Weighted average exercise price, outstanding | $	$ 0.33
Weighted average remaining life, outstanding | yr	2.15
Warrant 2
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	.40
Warrants, outstanding | shares	42,795,383
Weighted average exercise price, outstanding | $	$ 0.4
Weighted average remaining life, outstanding | yr	3.57
Warrant 3
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	.44
Warrants, outstanding | shares	3,027,615
Weighted average exercise price, outstanding | $	$ 0.44
Weighted average remaining life, outstanding | yr	0.46
Warrant 4
DisclosureOfRangeOfExercisePricesOfOutstandingWarrantsLineItems [Line Items]
Exercise price	.70
Warrants, outstanding | shares	28,750,000
Weighted average exercise price, outstanding | $	$ 0.7
Weighted average remaining life, outstanding | yr	1.65